SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 126,213	$ 103,181	$ 100,046
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	76,264	50,573	60,123
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	40,210	42,548	32,888
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	9,562	9,815	6,579
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 177	$ 245	$ 456